UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-05750

American Funds Short-Term Tax-Exempt Bond Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: October 31, 2013

Courtney R. Taylor

American Funds Short-Term Tax-Exempt Bond Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Funds Short-Term Tax-Exempt Bond Fund® Investment portfolio October 31, 2013 unaudited

Bonds, notes & other debt instruments 80.73%
	Principal amount	Value
Alabama 1.22%	(000)	(000)

21st Century Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2012-A, 5.00% 2018	$1,500	$ 1,704
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2017	1,750	2,010
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2018	2,315	2,707
City of Mobile Industrial Dev. Board, Pollution Control Rev. Bonds (Alabama Power Co. Barry Plant Project),
Series 2007-C, 5.00% 2034 (put 2015)	1,000	1,058
Public School and College Auth., Capital Improvement Rev. Ref. Bonds, Series 2009-A, 5.00% 2015	2,000	2,142
		9,621
Alaska 0.13%

Housing Fin. Corp., Home Mortgage Rev. Ref. Bonds, Series 2012-A, 4.00% 2040	950	1,015
Arizona 1.14%

Pima County, Sewer System Rev. Obligations, Series 2012-A, 4.00% 2017	1,000	1,110
Pima County, Sewer System Rev. Obligations, Series 2012-A, 5.00% 2018	500	584
School Facs. Board, Ref. Certs. of Part., Series 2005-A-1, FGIC-National insured, 5.00% 2014	2,585	2,685
Transportation Board Highway Rev. Ref. Bonds, Series 2011-A, 5.00% 2017	2,000	2,306
Board of Regents, Ref. Certs. of Part. (University of Arizona Projects), Series 2012-C, 5.00% 2018	2,000	2,312
		8,997
California 9.59%

Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds,
Series 2006-C-1, 0.98% 2045 (put 2023)[1]	2,350	2,366
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds,
Series 2007-E-3, 0.78% 2047 (put 2019)[1]	3,000	3,024
Econ. Recovery Bonds, Ref. Series 2009-B, 5.00% 2023 (put 2014)	1,250	1,290
Various Purpose G.O. Ref. Bonds, 5.00% 2018	3,000	3,509
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds,
Series 2013-A, 5.00% 2019	2,000	2,300
Health Facs. Fncg. Auth., Insured Rev. Ref. Bonds (NCROC — Paradise Valley Estates Project),
Series 2013, 4.00% 2018	450	490
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2011-D, 5.00% 2018	515	607
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2004-I, 4.95% 2026 (put 2014)	1,000	1,030
Health Facs. Fncg. Auth., Rev. Ref. Bonds (City of Hope), Series 2012-A, 5.00% 2017	500	576
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-B, 5.00% 2015	1,000	1,072
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-C, 5.00% 2034 (put 2014)	4,500	4,705
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2013-B, 5.00% 2043 (put 2017)	1,145	1,311
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2013-D, 5.00% 2043 (put 2020)	1,500	1,735
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust),
Series 2011-A-1, 0.58% 2038 (put 2014)[1]	7,500	7,508
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust),
Series 2012-B-1, 0.38% 2047 (put 2015)[1]	530	530
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust),
Series 2013-A-1, 0.36% 2047 (put 2016)[1]	2,000	1,994
Bonds, notes & other debt instruments
	Principal amount	Value
California (continued)	(000)	(000)

City of Long Beach, Harbor Rev. Ref. Bonds, Series 2004-A, AMT, FGIC-National insured, 5.00% 2014	$1,000	$ 1,026
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2011-A, AMT, 3.00% 2015	1,000	1,045
City of Los Angeles, Solid Waste Resources Rev. Bonds, Series 2009-A, 5.00% 2014	1,000	1,012
Los Angeles County Metropolitan Transportation Auth., Proposition A, Sales Tax Rev. Ref. Bonds,
Series 2009-A, 5.00% 2014	1,180	1,218
Los Angeles County Metropolitan Transportation Auth., Proposition A, Sales Tax Rev. Ref. Bonds,
Series 2013-A, 5.00% 2018	3,000	3,578
Metropolitan Water Dist. of Southern California, Waterworks Rev. Ref. Bonds,
Series 2012-B-2, 0.43% 2027 (put 2015)[1]	2,000	2,000
Municipal Fin. Auth., Multi-family Housing Rev. Bonds (Meadowbrook Apartments),
Series 2013-A, 0.50% 2015	2,500	2,500
Oakland Redev. Successor Agcy., Tax Allocation Ref. Bonds (Central Dist. Redev. Project),
Series 2013, 4.00% 2018	2,500	2,733
Oakland Redev. Successor Agcy., Tax Allocation Ref. Bonds (Central Dist. Redev. Project),
Series 2013, 5.00% 2017	2,510	2,827
Oakland Redev. Successor Agcy., Tax Allocation Ref. Bonds (Central Dist. Redev. Project),
Series 2013, 5.00% 2018	1,085	1,236
Oakland Redev. Successor Agcy., Tax Allocation Ref. Bonds (Central Dist. Redev. Project),
Series 2013, 5.00% 2019	1,000	1,143
Port of Oakland, Rev. Ref. Bonds, Series 2011-O, AMT, 5.00% 2016	1,500	1,656
Port of Oakland, Rev. Ref. Bonds, Series 2011-O, AMT, 5.00% 2017	1,000	1,128
Public Works Board, Lease Rev. Bonds (Trustees of the California State University), Series 2013-H, 5.00% 2017	600	694
Public Works Board, Lease Rev. Bonds (Trustees of the California State University), Series 2013-H, 5.00% 2018	650	766
Regional Airports Improvement Corp., Facs. Lease Rev. Ref. Bonds (LAXFUEL Corp., Los Angeles International
Airport), Issue of 2005, AMT, Assured Guaranty Municipal insured, 5.00% 2017	1,120	1,172
Regional Airports Improvement Corp., Facs. Lease Rev. Ref. Bonds (LAXFUEL Corp., Los Angeles International
Airport), Issue of 2012, AMT, 5.00% 2018	310	352
Regional Airports Improvement Corp., Facs. Lease Rev. Ref. Bonds (LAXFUEL Corp., Los Angeles International
Airport), Issue of 2012, AMT, 5.00% 2019	525	598
San Diego County Regional Airport Auth., Airport Rev. Ref. Bonds,
Series 2005, AMT, AMBAC insured, 5.00% 2014 (escrowed to maturity)	1,500	1,546
Airport Commission, City and County of San Francisco, San Francisco International Airport,
Second Series Rev. Ref. Bonds, Series 2011-A, AMT, 5.00% 2015	1,000	1,069
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.00% 2015	1,000	1,058
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.00% 2017	1,595	1,798
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2002-C, 5.00% 2029 (put 2017)	1,700	1,936
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2010-L, 5.00% 2014	2,000	2,049
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2010-L, 5.00% 2015	2,000	2,143
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2010-L, 5.00% 2017	905	1,043
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2010-M, 5.00% 2014	2,000	2,049
		75,422
Colorado 1.03%

City and County of Denver, Airport System Rev. Bonds, Series 2013-A, AMT, 5.00% 2020	1,000	1,133
Health Facs. Auth., Rev. Ref. Bonds (Sisters of Charity of Leavenworth Health System),
Series 2010-B, 5.00% 2015	1,220	1,285
Dept. of Transportation, Transportation Rev. Ref. Anticipation Notes, 5.00% 2016	5,000	5,681
		8,099
Connecticut 0.52%

G.O. Notes, Econ. Recovery, Series 2009-A, 5.00% 2014 (escrowed to maturity)	2,000	2,016
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2010-A-4, 5.00% 2049 (put 2015)	1,000	1,061
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2012-F-2, AMT, 2.75% 2035	960	980
		4,057
Bonds, notes & other debt instruments
	Principal amount	Value
Delaware 0.21%	(000)	(000)

Housing Auth., Single-family Mortgage Rev. Bonds, Series 2007-D-1, AMT, 5.60% 2039	$1,630	$ 1,660
District of Columbia 1.02%

Dist. of Columbia, Income Tax Secured Rev. Ref. Bonds, Series 2011-E, 0.68% 2015[1]	2,500	2,510
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2010-B, AMT, 4.00% 2014	1,000	1,034
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2011-C, AMT, 4.00% 2016	2,000	2,182
Water and Sewer Auth., Public Utility Rev. Bonds, Series 2012-B, 0.66% 2040 (put 2016)[1]	2,300	2,311
		8,037
Florida 8.90%

Broward County, Airport System Rev. Ref. Bonds, Series 2009-O, 5.00% 2015	1,575	1,711
Citizens Property Insurance Corp., Coastal Account Secured Bonds, Series 2011-A-1, 5.00% 2015	1,500	1,603
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2009-A-1, 6.00% 2017	1,300	1,511
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2010-A-1, 5.00% 2015	1,000	1,069
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2010-A-1, 5.00% 2016	4,905	5,407
Citizens Property Insurance Corp., High-Risk Account Secured Rev. Ref. Bonds,
Series 2007-A, National insured, 5.00% 2015	550	582
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds,
Series 2012-A-1, 5.00% 2017	1,000	1,128
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2009-A, AMT, 5.50% 2015	1,800	1,970
Hillsborough County Aviation Auth., Tampa International Airport Rev. Ref. Bonds,
Series 2001-A, Assured Guaranty Municipal insured, 5.50% 2015	2,200	2,411
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2009-2, 5.50% 2041	1,895	2,037
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2011-C, 4.50% 2030	950	1,027
Housing Fin. Corp., Homeowner Mortgage Rev. Ref. Bonds, Series 2011-1, AMT, 5.00% 2041	1,670	1,818
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2010-A, 5.00% 2015	4,000	4,293
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2010-A, 5.00% 2016	5,295	5,880
JEA, St. Johns River Power Park System Rev. Ref. Bonds, Issue Two, Series 23, 5.00% 2017	1,750	2,025
City of Lakeland, Energy System Rev. Ref. Bonds, Series 2012, 0.83% 2017[1]	3,800	3,838
Lee County, Airport Rev. Ref. Bonds, Series 2010-A, AMT, Assured Guaranty insured, 5.00% 2014	2,575	2,687
Miami-Dade County Educational Facs. Auth., Rev. Ref. Bonds (University of Miami Issue),
Series 2007-B, AMBAC insured, 5.00% 2014	1,595	1,623
Miami-Dade County Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2018	1,000	1,165
Miami-Dade County Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2019	1,000	1,165
Miami-Dade County Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2020	1,000	1,166
Miami-Dade County, Aviation Rev. Ref. Bonds,
Series 2005-B, AMT, Assured Guaranty Municipal insured, 5.00% 2016	3,000	3,243
Miami-Dade County, Aviation Rev. Ref. Bonds, Series 2012-A, AMT, 4.00% 2017	2,115	2,317
Orlando-Orange County Expressway Auth., Rev. Ref. Bonds, Series 2012, 5.00% 2018	1,250	1,456
Ports Fncg. Commission, Rev. Ref. Bonds (State Transportation Trust Fund), Series 2011-B, AMT, 5.00% 2015	1,000	1,072
State Board of Education, Public Education Capital Outlay Bonds, Series 2011-F, 5.00% 2017	1,395	1,608
State Board of Education, Public Education Capital Outlay Ref. Bonds, Series 2009-B, 5.00% 2015	3,000	3,225
State Board of Education, Public Education Capital Outlay Ref. Bonds, Series 2009-D, 5.00% 2015	1,000	1,075
City of Tampa, Health System Rev. Ref. Bonds (Baycare Health System Issue), Series 2010, 5.00% 2015	750	817
City of Tampa, Rev. Ref. and Capital Improvement Cigarette Tax Allocation Bonds
(H. Lee Moffitt Cancer Center Project), Series 2012-A, 4.00% 2017	925	1,019
City of Tampa, Utility Tax Rev. Ref. Bonds, National insured, 5.00% 2015	3,615	3,930
City of Tampa, Utility Tax Rev. Ref. Bonds, National insured, 5.00% 2015 (escrowed to maturity)	270	294
Tampa Bay Water, Utility System Rev. Ref. Bonds, Series 2011-A, 5.00% 2016	1,250	1,410
Dept. of Transportation, Turnpike Rev. Bonds, Series 2010-B, 5.00% 2014	2,395	2,472
		70,054
Bonds, notes & other debt instruments
	Principal amount	Value
Georgia 1.70%	(000)	(000)

Atlanta Dev. Auth., Student Housing Facs. Rev. Ref. Bonds (Piedmont/Ellis, LLC University Commons Project),
Series 2013, 5.00% 2017	$ 850	$ 975
Atlanta Dev. Auth., Student Housing Facs. Rev. Ref. Bonds (Piedmont/Ellis, LLC University Commons Project),
Series 2013, 5.00% 2018	1,000	1,168
Atlanta Dev. Auth., Student Housing Facs. Rev. Ref. Bonds (Piedmont/Ellis, LLC University Commons Project),
Series 2013, 5.00% 2019	760	892
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, Series 2013-B, 5.00% 2019	2,000	2,354
Dev. Auth. of Burke County, Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project),
Ninth Series 1994, 1.20% 2032 (put 2014)	1,000	1,002
DeKalb County, Water and Sewerage Rev. Bonds (Second Resolution), Series 2011-A, 5.00% 2017	500	576
Housing and Fin. Auth., Single-family Mortgage Bonds, Series 2013-A, 3.00% 2043	1,640	1,709
Public Gas Partners, Inc., Gas Project Rev. Ref. Bonds (Gas Supply Pool No. 1), Series A, 5.00% 2014	2,450	2,547
Public Gas Partners, Inc., Gas Project Rev. Ref. Bonds (Gas Supply Pool No. 1), Series A, 5.00% 2015	2,000	2,154
		13,377
Hawaii 0.52%

G.O. Bonds of 2011, Series DZ, 5.00% 2017	2,500	2,917
City and County of Honolulu, G.O. Bonds, Series 2012-B, 5.00% 2018	1,000	1,193
		4,110
Idaho 0.37%

Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund),
Series 2009-A, 5.00% 2017	2,525	2,887
Illinois 3.85%

Build Bonds (Sales Tax Rev. Ref. Bonds), Series June 2010, 5.00% 2014	1,500	1,545
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2004-B, AMBAC insured, 5.00% 2015	1,000	1,050
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2010-B, 5.00% 2034 (put 2015)	900	945
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-B, 4.00% 2015	1,000	1,042
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds,
Series 2010-D, AMT, 5.25% 2018	750	857
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds,
Series 2013-A, AMT, 4.00% 2019	1,925	2,084
City of Chicago, Wastewater Transmission Rev. Project Bonds, Series 2012, 5.00% 2018	600	673
City of Chicago, Wastewater Transmission Rev. Ref. Bonds,
Series 2006-B, FGIC-National insured, 5.00% 2018	370	407
County of Cook, G.O. Capital Equipment Bonds, Series 2009-D, 5.00% 2013 (escrowed to maturity)	1,000	1,002
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Bonds,
Series 2000-A, National insured, 6.25% 2015	1,425	1,557
Educational Facs. Auth., Rev. Bonds (University of Chicago), Series 2001-B-1, 1.10% 2036 (put 2018)	1,250	1,243
Fin. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 2008-A-1, 5.00% 2030 (put 2020)	2,500	2,827
Fin. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 2008-A-3, 5.00% 2030 (put 2019)	2,000	2,274
Fin. Auth., Rev. Ref. Bonds (Art Institute of Chicago), Series 2010-A, 5.00% 2015	1,100	1,164
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2013, 5.00% 2018	500	580
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2015	1,200	1,293
State Toll Highway Auth., Toll Highway Priority Rev. Bonds,
Series 2005-A, Assured Guaranty Municipal insured, 5.00% 2014	1,000	1,008
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2013-B, 5.00% 2018	1,750	2,034
Unemployment Insurance Fund Building Receipts Rev. Bonds (Illinois Dept. of Employment Security),
Series 2012-A, 5.00% 2016	4,000	4,521
Unemployment Insurance Fund Building Receipts Rev. Bonds (Illinois Dept. of Employment Security),
Series 2012-B, 5.00% 2017	1,500	1,687
Board of Trustees of The University of Illinois, University of Illinois Auxiliary Facs. System Rev. Bonds,
Series 2011-A, 4.00% 2015	500	525
		30,318
Bonds, notes & other debt instruments
	Principal amount	Value
Indiana 2.73%	(000)	(000)

Fin. Auth., Hospital Rev. Ref. Bonds (Beacon Health Obligated Group), Series 2013-A, 5.00% 2016	$1,000	$ 1,116
Fin. Auth., Hospital Rev. Ref. Bonds (Beacon Health Obligated Group), Series 2013-A, 5.00% 2017	1,250	1,428
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2011-N, 5.00% 2017	2,500	2,824
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health System Obligated Group), Series 2009-A, 5.00% 2015	2,000	2,133
Health and Educational Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group),
Series 2005-A-5, 2.00% 2027 (put 2017)	2,000	2,039
Health and Educational Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group),
Series 2011-A-1, 1.50% 2036 (put 2014)	2,000	2,020
Health Fac. Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2005-A-6, 5.00% 2027 (put 2014)	3,000	3,084
Trustees of Indiana University, Indiana University Student Fee Bonds, Series 2011-U, 5.00% 2017	1,000	1,157
Indianapolis Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project),
Series 2006-F, AMT, AMBAC insured, 5.00% 2015	2,000	2,099
Indianapolis Local Public Improvement Bond Bank Rev. Bonds (Waterworks Project),
Series 2009-A, Assured Guaranty insured, 5.00% 2017	1,325	1,493
Indianapolis Local Public Improvement Bond Bank Rev. Ref. Bonds, Series 2009-B, 5.00% 2015	2,000	2,117
		21,510
Kansas 0.06%

Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2009-D, 5.00% 2013	200	200
Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2009-D, 5.00% 2014	225	236
		436
Kentucky 0.11%

Higher Education Student Loan Corp., Student Loan Rev. Bonds, Series 2010-1, 0.765% 2020[1]	840	836
Louisiana 0.69%

Jefferson Parish Fin. Auth., Single-family Mortgage Rev. Bonds, Series 2007-C, 5.70% 2039	1,240	1,301
Office Facs. Corp., Lease Rev. Ref. Bonds (Capitol Complex Program), Series 2009, 5.00% 2014	1,905	1,935
Regional Transit Auth. (New Orleans), Sales Tax Rev. Bonds,
Series 2010, Assured Guaranty Municipal insured, 4.00% 2015	1,000	1,069
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Ref. Bonds, Series 2013-A, 5.00% 2017	1,000	1,108
		5,413
Maine 0.26%

Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2013-B, 4.00% 2043	1,915	2,029
Maryland 0.47%

Health and Higher Educational Facs. Auth., Rev. Ref. Bonds
(Johns Hopkins Health System Obligated Group Issue), Series 2012-D, 0.949% 2038 (put 2017)[1]	1,400	1,404
Stadium Auth., Sports Facs. Lease Rev. Ref. Bonds (Baseball Stadium Issue), Series 2011-B, AMT, 5.00% 2017	1,000	1,152
Transportation Auth., Airport Parking Rev. Ref. Bonds (Baltimore/Washington International
Thurgood Marshall Airport Projects), Series 2012-B, AMT, 5.00% 2018	1,000	1,140
		3,696
Massachusetts 2.69%

Dev. Fin. Agcy., Rev. Bonds (Boston University Issue), Series 2013-U-1, 0.66% 2040 (put 2017)[1]	1,000	1,004
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2012-L, 5.00% 2016	890	993
Dev. Fin. Agcy., Rev. Ref. Bonds (Partners HealthCare System Issue), Series 2011-K-4, 5.00% 2035 (put 2016)	500	546
Educational Fncg. Auth., Education Loan Rev. Bonds, Issue J, Series 2012, AMT, 5.00% 2018	1,000	1,113
G.O. Bonds, Consolidated Loan of 2012, Series A, 0.53% 2015[1]	2,500	2,511
G.O. Bonds, Consolidated Loan of 2012, Series A, 0.60% 2016[1]	2,000	2,007
G.O. Bonds, Consolidated Loan of 2012, Series D, 0.51% 2018[1]	1,000	1,001
Bonds, notes & other debt instruments
	Principal amount	Value
Massachusetts (continued)	(000)	(000)

G.O. Ref. Bonds, Series 2004-C, Assured Guaranty Municipal insured, 5.50% 2017	$ 800	$ 950
Housing Fin. Agcy., Housing Rev. Ref. Bonds, Series 2010-A, 2.125% 2013	1,820	1,822
Housing Fin. Agcy., Single-family Housing Rev. Bonds, Series 167, 4.00% 2043	1,080	1,168
Housing Fin. Agcy., Single-family Housing Rev. Ref. Bonds, Series 160, AMT, 3.75% 2034	845	876
Housing Fin. Agcy., Single-family Housing Rev. Ref. Bonds, Series 162, 2.75% 2041	865	896
Housing Fin. Agcy., Single-family Housing Rev. Ref. Bonds, Series 165, 2.65% 2041	2,790	2,834
Port Auth., Rev. Bonds, Series 2012-A, AMT, 3.00% 2017	660	705
Port Auth., Rev. Bonds, Series 2012-A, AMT, 5.00% 2015	360	388
School Building Auth., Dedicated Sales Tax Rev. Ref. Bonds, Series 2012-B, 5.00% 2018	2,000	2,366
		21,180
Michigan 3.54%

School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds
(Unlimited Tax G.O.), Series 2012-A, 5.00% 2018	2,225	2,478
Fin. Auth., Rev. Ref. Bonds (School Dist. of the City of Detroit), Series 2012, 5.00% 2016	500	539
Fin. Auth. State Revolving Fund, Clean Water Revolving Fund Rev. Bonds, Series 2012, 5.00% 2018	1,000	1,181
Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2010-A, 5.00% 2015	1,000	1,088
Fin. Auth., Unemployment Obligation Assessment Rev. Ref. Bonds, Series 2012-A, 5.00% 2018	2,000	2,351
Kent Hospital Fin. Auth., Rev. Ref. Bonds (Spectrum Health System), Series 2008-A, 5.50% 2047 (put 2015)	5,000	5,287
Board of Trustees of Michigan State University, General Rev. Ref. Bonds, Series 2010-C, 5.00% 2015	2,000	2,162
City of Royal Oak Hospital Fin. Auth., Hospital Rev. Ref. Bonds
(William Beaumont Hospital Obligated Group), Series 2009-V, 6.25% 2014	2,500	2,617
Regents of the University of Michigan, General Rev. Ref. Bonds, Series 2012-F, 0.48% 2043 (put 2016)[1]	3,000	3,005
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2005, AMT, National insured, 5.25% 2016	2,000	2,152
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2007, AMT, FGIC-National insured, 5.00% 2018	2,660	2,913
Board of Governors of Wayne State University, General Rev. Ref. Bonds, Series 2009-A, 5.00% 2014	2,000	2,097
		27,870
Minnesota 0.84%

General Fund Annual Appropriation Rev. Ref. Bonds, Series 2012-B, 5.00% 2017	2,000	2,290
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Program),
Series 2011-G, 4.25% 2035	1,200	1,283
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2012-D, 4.00% 2040	1,615	1,762
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2013-A, AMT, 3.00% 2031	1,200	1,252
		6,587
Mississippi 0.52%

Dev. Bank, Special Obligation Rev. Ref. Bonds (Harrison County, Mississippi Highway Ref. Project),
Series 2013-A, 5.00% 2019	850	992
Home Corp., Single-family Mortgage Rev. Bonds, Series 2009-A-2, 5.00% 2039	1,160	1,256
Jackson State University Educational Building Corp., Rev. Bonds (Campus Facs. Project),
Series 2007, Assured Guaranty Municipal insured, 5.00% 2034 (put 2015)	1,740	1,837
		4,085
Missouri 1.05%

Housing Dev. Commission, Single-family Mortgage Rev. Bonds (Homeownership Loan Program),
Series 2009-C, 4.90% 2036	695	709
Housing Dev. Commission, Single-family Mortgage Rev. Bonds (Homeownership Loan Program),
Series 2009-D, 4.80% 2040	1,095	1,127
Housing Dev. Commission, Single-family Mortgage Rev. Bonds (Special Homeownership Loan Program),
Series 2009-E-4, 4.25% 2030	895	955
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport),
Series 2007-B, AMT, Assured Guaranty Municipal insured, 5.00% 2016	5,000	5,506
		8,297
Bonds, notes & other debt instruments
	Principal amount	Value
Montana 0.37%	(000)	(000)

Board of Housing, Single-family Homeownership Rev. Ref. Bonds, Series 2012-A-2, AMT, 4.00% 2038	$2,820	$ 2,917
Nebraska 0.47%

Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-A, 2.50% 2034	1,500	1,554
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-E, 3.00% 2043	2,060	2,144
		3,698
Nevada 2.34%

Clark County, Airport System Rev. Bonds, Series 2004-A-1, AMT, FGIC-National insured, 5.50% 2015	1,000	1,031
Clark County, Airport System Rev. Bonds, Series 2004-A-1, AMT, FGIC-National insured, 5.50% 2017	4,500	4,642
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds,
Series 2010-F-1, 5.00% 2015	1,500	1,610
Clark County, Jet Aviation Fuel Tax Rev. Ref. Bonds, Series 2013-A, AMT, 5.00% 2019	2,000	2,281
System of Higher Education, Universities Rev. Bonds, Series 2005-B, AMBAC insured, 5.00% 2014	2,000	2,064
Highway Improvement Rev. Bonds (Motor Vehicle Fuel Tax), Series 2003, National insured, 5.00% 2013	2,000	2,008
Las Vegas Valley Water Dist., G.O. (Limited Tax) Ref. Bonds, Series 2011-C, 5.00% 2016	2,000	2,220
Las Vegas Valley Water Dist., G.O. (Limited Tax) Ref. Bonds, Series 2011-D, 5.00% 2017	1,185	1,354
Las Vegas Valley Water Dist., G.O. (Limited Tax) Water Bonds, Series 2012-B, 5.00% 2018	1,000	1,165
		18,375
New Hampshire 0.29%

Turnpike System Rev. Bonds, Ref. Series 2012-B, 5.00% 2017	2,000	2,263
New Jersey 2.75%

Econ. Dev. Auth., School Facs. Construction Bonds, Assured Guaranty Municipal insured,
Subseries J-5, 5.00% 2029 (preref. 2015)	2,000	2,171
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2010-DD-1, 5.00% 2016	1,500	1,697
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2010-2, 4.00% 2013	2,000	2,006
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2010-2, 5.00% 2014	2,000	2,101
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2011-A-1, AMT, 0.561% 2020[1]	290	288
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2012-1A, AMT, 4.00% 2017	3,500	3,763
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2012-1A, AMT, 5.00% 2018	2,000	2,250
Transportation Trust Fund Auth., Transportation System Bonds, Series 2012-AA, 5.00% 2017	1,000	1,142
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds,
Series 2003-A, AMBAC insured, 5.50% 2015	2,000	2,214
Turnpike Auth., Turnpike Rev. Ref. Bonds, Series 2013-D, 0.70% 2023 (put 2017)[1]	2,000	2,004
Turnpike Auth., Turnpike Rev. Ref. Bonds, Series 2013-D, 0.76% 2024 (put 2018)[1]	2,000	1,995
		21,631
New Mexico 0.83%

Educational Assistance Foundation, Education Loan Rev. Ref. Bonds, Series 2009-C, AMT, 3.90% 2014	3,000	3,074
Educational Assistance Foundation, Education Loan Rev. Ref. Bonds, Series 2010-A-2, 0.911% 2028[1,2]	340	338
Mortgage Fin. Auth., Single-family Mortgage Program Bonds, Series 2009-D, Class I, 5.35% 2040	1,315	1,396
Mortgage Fin. Auth., Single-family Mortgage Program Bonds, Series 2012-A, Class I, 4.25% 2043	1,550	1,702
		6,510
New York 8.39%

Dormitory Auth. of the State of New York, North Shore-Long Island Jewish Obligated Group, Rev. Ref. Bonds,
Series 2011-A, 4.00% 2016	2,555	2,753
Dormitory Auth., Consolidated Service Contract Rev. Ref. Bonds, Series 2009-A, 5.00% 2015	2,000	2,154
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds,
Series 2005-D-1, FGIC-National insured, 5.00% 2014	2,000	2,028
Dormitory Auth., Mount Sinai Hospital Obligated Group Rev. Ref. Bonds, Series 2010-A, 5.00% 2014	1,000	1,032
Bonds, notes & other debt instruments
	Principal amount	Value
New York (continued)	(000)	(000)

Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2009-D, 5.00% 2015	$2,500	$ 2,693
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2011-A, 5.00% 2017	2,500	2,867
Dormitory Auth., Third General Resolution Rev. Ref. Bonds (State University Educational Facs. Issue),
Series 2012-A, 5.00% 2018	1,205	1,405
Erie County Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds
(City School Dist. of the City of Buffalo Project), Series 2012-A, 5.00% 2018	1,500	1,746
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2002-B-3A, 0.83% 2017[1]	2,000	2,013
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2011-A, 4.00% 2014	2,000	2,078
Metropolitan Transportation Auth., State Service Contract Rev. Ref. Bonds,
Series 2002-A, XLCA insured, 5.75% 2016	1,525	1,695
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2008-B-1, 5.00% 2015	2,000	2,186
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 178, 3.50% 2043	2,600	2,753
City of New York, G.O. Bonds, Fiscal 2008 Series J-4, 0.63% 2025[1]	5,000	5,027
City of New York, G.O. Bonds, Fiscal 2010 Series C, 5.00% 2014	1,000	1,036
City of New York, G.O. Bonds, Fiscal 2010 Series C, 5.00% 2015	1,000	1,082
City of New York, G.O. Bonds, Fiscal 2011 Series B, 5.00% 2015	1,000	1,082
City of New York, G.O. Bonds, Fiscal 2011 Series I-1, 5.00% 2015	1,000	1,082
City of New York, G.O. Bonds, Fiscal 2011 Series I-1, 5.00% 2017	1,000	1,155
City of New York, G.O. Bonds, Fiscal 2012 Series I, 5.00% 2018	1,000	1,174
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds,
Fiscal 2003 Series B, 5.00% 2016	500	552
New York City Transitional Fin. Auth., New York City Recovery Bonds,
Fiscal 2003 Subseries 3B-1, 5.00% 2014	2,000	2,097
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2015	1,000	1,059
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2017	3,000	3,397
Port Auth., Consolidated Rev. Ref. Bonds, Series 167, AMT, 5.00% 2014	2,000	2,083
Port Auth., Consolidated Rev. Ref. Bonds, Series 167, AMT, 5.00% 2015	1,500	1,628
Port Auth., Consolidated Rev. Ref. Bonds, Series 169, AMT, 5.00% 2015	2,000	2,178
Port Auth., Consolidated Rev. Ref. Bonds, Series 169, AMT, 5.00% 2017	1,000	1,153
Thruway Auth., Local Highway and Bridge Service Contract Rev. Ref. Bonds, Series 2009, 5.00% 2015	2,000	2,133
Tobacco Settlement Fin. Corp., Rev. Ref. Bonds (State Contingency Contract Secured),
Series 2011-B, 5.00% 2015	2,000	2,147
Triborough Bridge and Tunnel Auth., General Rev. Bonds, Series 2008-B, 5.00% 2025 (put 2013)	4,000	4,014
Urban Dev. Corp., Service Contract Rev. Ref. Bonds, Series 2010-A, 4.00% 2016	2,000	2,147
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (Econ. Dev. and Housing),
Series 2009-A-1, 5.00% 2017	2,010	2,351
		65,980
North Carolina 0.38%

Medical Care Commission, Health Care Facs. Rev. Ref. Bonds (Wake Forest Baptist Obligated Group),
Series 2012-C, 0.82% 2033 (put 2017)[1]	3,000	2,991
North Dakota 0.51%

Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2012-A, 3.75% 2042	3,785	3,988
Ohio 2.70%

County of Allen, Hospital Facs. Rev. Ref. Bonds (Catholic Healthcare Partners), Series 2010-B, 5.00% 2014	2,000	2,074
City of Cleveland, Airport System Rev. Bonds,
Series 2000-C, Assured Guaranty Municipal insured, 5.00% 2017	2,500	2,797
City of Cleveland, Airport System Rev. Ref. Bonds,
Series 2011-A, Assured Guaranty Municipal insured, 5.00% 2016	4,500	4,898
Higher Education G.O. Ref. Bonds, Series 2011-A, 5.00% 2016	1,750	1,973
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2010-1, 5.00% 2028	1,595	1,725
Bonds, notes & other debt instruments
	Principal amount	Value
Ohio (continued)	(000)	(000)

Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2011-1, 4.80% 2028	$ 780	$ 840
Major New State Infrastructure Project Rev. Bonds, Series 2012-1, 4.00% 2018	1,750	1,980
Major New State Infrastructure Project Rev. Bonds, Series 2012-1, 5.00% 2017	1,000	1,160
Warren County, Health Care Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group),
Series 2013-A, 3.00% 2015	1,250	1,288
Water Dev. Auth., Rev. Ref. Bonds, Series 2012-A, 0.48% 2035 (put 2015)[1]	2,500	2,502
		21,237
Oklahoma 0.43%

Municipal Power Auth., Power Supply System Rev. Ref. Bonds, Series 2005-A, 0.88% 2023 (put 2018)[1]	2,000	2,015
Turnpike Auth., Turnpike System Rev. Ref. Bonds, Series 2011-A, 5.00% 2017	1,215	1,380
		3,395
Oregon 1.87%

Dept. of Administrative Services, Lottery Rev. Ref. Bonds, Series 2012-B, 5.00% 2018	1,300	1,528
Dept. of Administrative Services, Ref. Certs. of Part., Series 2009-D, 5.00% 2013	3,345	3,345
Dept. of Administrative Services, Ref. Certs. of Part., Series 2009-D, 5.00% 2014	1,000	1,049
Facs. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2013-C, 0.96% 2020 (put 2017)[1]	1,500	1,510
Facs. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2013-C, 1.08% 2022 (put 2018)[1]	3,000	3,022
Port of Portland, Portland International Airport Rev. Bonds, Subseries 20-C, AMT, 5.00% 2015	1,000	1,076
Port of Portland, Portland International Airport Rev. Ref. Bonds, Subseries 21-B, AMT, 5.00% 2015	2,000	2,153
Tri-County Metropolitan Transportation Dist., Payroll Tax and Grant Receipt Rev. Bonds,
Series 2013, 3.00% 2016	1,000	1,036
		14,719
Pennsylvania 1.91%

Econ. Dev. Fncg. Auth., Unemployment Compensation Rev. Bonds, Series 2012-A, 5.00% 2019	1,500	1,796
Econ. Dev. Fncg. Auth., Unemployment Compensation Rev. Bonds, Series 2012-B, 5.00% 2021	4,000	4,563
Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds (City of Philadelphia Funding Program),
Series 2010, 5.00% 2015	750	807
School Dist. of Philadelphia, G.O. Bonds, Series 2010-A, 5.00% 2015	2,000	2,128
State Public School Building Auth., School Lease Rev. Bonds (School Dist. of Philadelphia Project),
Series 2012, 5.00% 2017	2,500	2,814
Turnpike Commission, Turnpike Rev. Bonds, Series 2009-A, Assured Guaranty insured, 5.00% 2015	1,340	1,432
Turnpike Commission, Turnpike Rev. Bonds, Series 2013-A, 0.76% 2018[1]	1,500	1,492
		15,032
Puerto Rico 0.08%

Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev.
and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2016	620	648
South Carolina 0.38%

Public Service Auth., Rev. Obligations (Santee Cooper), Series 2012-C, 5.00% 2013	1,990	1,998
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2012-C, 5.00% 2013 (escrowed to maturity)	1,010	1,014
		3,012
South Dakota 0.35%

Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-A, AMT, 3.00% 2030	955	997
Housing Dev. Auth., Homeownership Mortgage Rev. Ref. Bonds, Series 2012-A, AMT, 4.50% 2031	1,690	1,797
		2,794
Bonds, notes & other debt instruments
	Principal amount	Value
Tennessee 2.06%	(000)	(000)

Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County,
Rev. Ref. Bonds (Vanderbilt University), Series 2012-B, 0.68% 2038 (put 2017)[1]	$1,000	$ 1,006
Housing Dev. Agcy., Homeownership Program Bonds, Issue 2012-1-C, 4.50% 2037	1,340	1,486
Housing Dev. Agcy., Homeownership Program Bonds, Issue 2012-2-C, 4.00% 2038	940	1,025
Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Issue 2011-1-A, AMT, 4.50% 2031	2,510	2,704
Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Issue 2012-1-A, AMT, 4.50% 2038	1,120	1,191
Housing Dev. Agcy., Residential Fin. Program Bonds, Issue 2013-1-C, 3.00% 2038	1,935	2,028
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	1,000	1,074
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds,
Series 2008-A, AMT, Assured Guaranty Municipal insured, 5.00% 2016	1,000	1,088
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.00% 2016	3,220	3,537
Health, Educational and Housing Fac. Board of the County of Shelby, Rev. Bonds
(Baptist Memorial Health Care), Series 2004-A, 5.00% 2014	1,000	1,038
		16,177
Texas 5.97%

Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds,
Series 2013-E, AMT, 5.00% 2019	2,000	2,290
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds,
Series 2013-F, 5.00% 2018	1,000	1,167
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds,
Series 2013-F, 5.00% 2019	500	582
Grand Parkway Transportation Corp., System Toll Rev. Bonds, Series 2013-C, 2.00% 2017 (put 2014)	5,000	5,022
Harris County, Toll Road Rev. Ref. Bonds, Series 2012-B, 0.67% 2021 (put 2015)[1]	1,000	1,001
City of Houston, Higher Education Fin. Corp., Higher Education Rev. Ref. Bonds (Rice University Project),
Series 2013-B, 0.61% 2048 (put 2017)[1]	2,000	2,014
City of Houston, Airport System Rev. Ref. Bonds, Series 2011-A, AMT, 5.00% 2015	1,000	1,074
City of Houston, Airport System Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2018	1,000	1,152
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2012-B, 0.83% 2034 (put 2017)[1]	2,450	2,462
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2012-C, 0.68% 2034 (put 2016)[1]	1,000	1,002
City of Houston, Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2011-A, 5.00% 2014	1,000	1,040
City of Houston, Public Improvement Ref. Bonds, Series 2011-A, 5.00% 2016	2,000	2,214
Houston Independent School Dist. (Harris County), Limited Tax Schoolhouse Bonds,
Series 2013-B, 1.00% 2035 (put 2014)	6,000	6,024
Houston Independent School Dist. (Harris County), Limited Tax Schoolhouse Bonds,
Series 2013-B, 2.00% 2037 (put 2016)	3,400	3,502
Mansfield Independent School Dist. (Tarrant and Johnson Counties), Unlimited Tax Ref. Bonds,
Series 2010, 4.00% 2014	425	430
North Central Texas Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds
(Children’s Medical Center of Dallas Project), Series 2012, 5.00% 2018	1,000	1,157
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2012-C, 1.95% 2038 (put 2019)	2,380	2,298
Northside Independent School Dist., Unlimited Tax Ref. Bonds, Series 2011-A, 1.35% 2039 (put 2014)	1,930	1,940
Public Fin. Auth., Unemployment Compensation Obligation Assessment, Rev. Bonds,
Series 2010-A, 5.00% 2014	2,000	2,065
City of San Antonio, Airport System Rev. Ref. Bonds, Series 2012, AMT, 5.00% 2017	1,050	1,186
City of San Antonio, Passenger Fac. Charge and Airport System Rev. Ref. Bonds,
Series 2012, AMT, 5.00% 2018	1,515	1,716
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2012-C, 2.00% 2027 (put 2016)	1,160	1,200
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Cook Children’s Medical Center Project),
Series 2010-A, 5.00% 2013	1,095	1,099
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2009-D, 5.00% 2014	1,000	1,026
Board of Regents, Texas State University System, Rev. Fncg. System Ref. Bonds, Series 2010, 5.00% 2014	1,260	1,283
Transportation Commission, State Highway Fund Rev. Bonds, Series 2006-A, 4.50% 2015	1,000	1,060
		47,006
Bonds, notes & other debt instruments
	Principal amount	Value
Utah 0.30%	(000)	(000)

Intermountain Power Agcy., Subordinated Power Supply Rev. Ref. Bonds, Series 2013-A, 5.00% 2018	$ 2,000	$ 2,343
Vermont 0.52%

Student Assistance Corp., Education Loan Rev. Notes, Series 2012-B, AMT, 1.748% 2022[1]	4,054	4,066
Virginia 0.41%

Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds,
Series 2005, 5.50% 2026 (preref. 2014)	3,080	3,257
Washington 2.98%

Econ. Dev. Fin. Auth., Lease Rev. Bonds (Washington Biomedical Research Properties II),
Series 2006-J, National insured, 5.50% 2015	1,625	1,755
Energy Northwest, Electric Rev. Ref. Bonds (Project 1), Series 2012-A, 5.00% 2015	1,250	1,348
Energy Northwest, Electric Rev. Ref. Bonds (Project 1), Series 2012-A, 5.00% 2017	2,000	2,309
Federal Highway Grant Anticipation Rev. Bonds (SR 520 Corridor Program), Series 2012-F, 5.00% 2018	2,000	2,343
Federal Highway Grant Anticipation Rev. Bonds (SR 520 Corridor Program), Series 2014-C, 5.00% 2018	1,750	2,050
Various Purpose G.O. Ref. Bonds, Series R-2012-A, 5.00% 2017	1,250	1,445
Public Utility Dist. No. 2 of Grant County, Electric System Rev. Ref. Bonds,
Series 2011-I, 5.00% 2017 (escrowed to maturity)	3,750	4,265
Public Utility Dist. No. 2 of Grant County, Rev. Ref. Bonds (Priest Rapids Hydroelectric Project),
Series 2010-B, AMT, 5.00% 2016	1,250	1,369
Health Care Facs. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2012-A, 5.00% 2018	500	583
Housing Fin. Commission, Homeownership Program Bonds, Series 2010-A, 4.70% 2028	635	681
Housing Fin. Commission, Single-family Program Rev. Ref. Bonds, Series 2013-1-N, 3.00% 2043	900	935
Port of Seattle, Rev. Ref. Bonds, Series 2011-B, AMT, 5.00% 2015	1,000	1,084
Public Utility Dist. No. 1 of Snohomish County, Generation System Rev. Ref. Bonds, Series 2010-A, 5.00% 2015	2,000	2,195
Tobacco Settlement Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2013, 5.00% 2026	1,000	1,057
		23,419
Wisconsin 1.28%

Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance Senior Credit Group),
Series 2013-B-2, 4.00% 2043 (put 2019)	1,000	1,119
Health and Educational Facs. Auth., Rev. Ref. Bonds (Aurora Health Care, Inc.), Series 2012-A, 4.00% 2015	600	633
Health and Educational Facs. Auth., Rev. Ref. Bonds (Aurora Health Care, Inc.), Series 2012-A, 5.00% 2017	2,000	2,239
Milwaukee County, Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.00% 2013	570	572
Milwaukee County, Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.00% 2015	1,315	1,435
Petroleum Inspection Fee Rev. Ref. Bonds, Series 2009-1, 5.00% 2014	1,000	1,032
Transportation Rev. Ref. Bonds, Series 2012-2, 4.00% 2018	2,000	2,268
University of Wisconsin Hospitals and Clinics Auth., Rev. Bonds, Series 2013-A, 4.00% 2016	680	734
		10,032
Total bonds, notes & other debt instruments (cost: $624,969,000)		635,083
Short-term securities 18.75%

State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project),
Series 1993-C, 0.07% 2033[1]	3,500	3,500
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (ExxonMobil Project),
Series 2001, 0.07% 2029[1]	3,300	3,300
State of Texas, Lower Neches Valley Auth., Industrial Dev. Corp., Exempt Facs. Rev. Ref. Bonds
(ExxonMobil Project), Series 2001-B, AMT, 0.07% 2029[1]	16,200	16,200
	Principal amount	Value
Short-term securities	(000)	(000)

Lincoln County, Wyoming, Pollution Control Rev. Bonds (Exxon Project), Series 1987-B, AMT, 0.06% 2017[1]	$ 1,000	$ 1,000
Lincoln County, Wyoming, Pollution Control Rev. Bonds (Exxon Project), Series 1987-C, AMT, 0.06% 2017[1]	3,850	3,850
Maricopa County, Arizona Pollution Control Corp., Pollution Control Rev. Ref. Bonds
(Arizona Public Service Co. Palo Verde Project), Series 2009-B, JPMorgan Chase LOC, 0.08% 2029[1]	5,000	5,000
State of California, Antelope Valley-East Kern Water Agcy.,
Series 2008-A2, Wells Fargo & Co. LOC, 0.05% 2037[1]	1,000	1,000
California Statewide Communities Dev. Auth., Rev. Ref. Bonds (John Muir Health),
Series 2008-C, Wells Fargo Bank LOC, 0.04% 2027[1]	900	900
State of California, Rev. Anticipation Notes, Series 2013-14A-2, 2.00% 2014	15,000	15,177
California Infrastructure and Econ. Dev. Bank, Demand Rev. Bonds (Buck Institute for Age Research)
Series 2001, U.S. Bank LOC, 0.07% 2037[1]	12,000	12,000
California Health Facs. Fncg. Auth., Rev. Bonds (St. Joseph Health System), Series 2011-B, 0.05% 2041[1]	1,000	1,000
State of Connecticut, Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue),
Series 2001-V-1, 0.05% 2036[1]	550	550
State of Connecticut, Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue),
Series Y-3, 0.05% 2035[1]	4,400	4,400
City of Chicago, Illinois, Chicago Midway Airport, Rev. Ref. Bonds,
Series 2004-C-2, AMT, Wells Fargo & Co. LOC, 0.10% 2035[1]	2,400	2,400
Iowa Fin. Auth., Demand Health Facs. Rev. Ref. Bonds (Iowa Health System),
Series 2009-B, JPMorgan Chase LOC, 0.08% 2035[1]	775	775
County of Breckinridge, Kentucky, Assn. of Counties Leasing Trust, Lease Program Rev. Bonds,
Series 2002-A, U.S. Bank LOC, 0.08% 2032[1]	825	825
County of Christian, Kentucky, Assn. of Counties Leasing Trust, Lease Program Rev. Bonds,
Series 2007-B, US Bank LOC, 0.08% 2037[1]	1,000	1,000
Montgomery County, Maryland, Consolidated Public Improvement Bond Anticipation Notes,
Series 2006-A, 0.07% 2026[1]	1,800	1,800
Massachusetts Health and Educational Facs. Auth., Demand Rev. Bonds (Stonehill College Issue),
Series 2008-K, 0.08% 2037[1]	1,800	1,800
Housing and Redev. Auth. of the City of Saint Paul, Minnesota, Health Care System Demand Rev. Bonds
(Allina Health System), Series 2009-B-1, JPMorgan Chase LOC, 0.08% 2035[1]	1,200	1,200
Jackson County, Mississippi, Port Fac. Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 1993, 0.05% 2023[1]	1,400	1,400
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds
(Chevron U.S.A. Inc. Project), Series 2007-A, 0.07% 2030[1]	700	700
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds
(Chevron U.S.A. Inc. Project), Series 2007-E, 0.08% 2030[1]	4,600	4,600
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds
(Chevron U.S.A. Inc. Project), Series 2009-C, 0.05% 2030[1]	3,500	3,500
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds
(Chevron U.S.A. Inc. Project), Series 2009-F, 0.08% 2030[1]	1,200	1,200
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds
(Chevron U.S.A. Inc. Project), Series 2010-B, 0.07% 2030[1]	1,000	1,000
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds
(Chevron U.S.A. Inc. Project), Series 2011-A, 0.05% 2035[1]	7,095	7,095
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Bonds
(Washington University), Series 1996-A, 0.07% 2030[1]	4,100	4,100
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Bonds
(Washington University), Series 1996-D, 0.05% 2030[1]	3,600	3,600
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Ref. Bonds
(Saint Louis University), Series 2008-A-2, 0.05% 2035[1]	2,750	2,750
New Hampshire Health and Education Facs. Auth., Rev. Ref. Bonds (Dartmouth College Issue),
Series 2007-A, 0.08% 2031[1]	600	600
New Jersey Health Care Facs. Fin. Auth., Rev. Bonds (Virtua Health Issue),
Series 2009-B, JPMorgan Chase LOC, 0.07% 2043[1]	3,300	3,300
New Jersey, Health Care Facs. Fncg. Auth., Rev. Ref. Bonds,
Series 2006-A, Wells Fargo & Co. LOC, 0.06% 2036[1]	2,700	2,700
City of New York, New York, G.O. Bonds, Fiscal 1993 Series A-7, JPMorgan Chase LOC, 0.07% 2020[1]	6,300	6,300
	Principal amount	Value
Short-term securities	(000)	(000)

City of New York, New York, G.O. Bonds, Fiscal 2008 Series L, Subseries L-4, 0.07% 2038[1]	$ 800	$ 800
Charlotte-Mecklenburg Hospital Auth. North Carolina, Carolinas HealthCare System,
Health Care Rev. Ref. Bonds, Series 2007-B, Wells Fargo Bank LOC, 0.05% 2045[1]	5,125	5,125
State of Texas, Tax and Rev. Anticipation Notes, Series 2013, 2.00% 2014	20,000	20,305
State of Wisconsin, Health and Educational Facs. Auth., Rev. Bonds, (Froedtert & Community Health, Inc.,
Obligated Group), Series 2009, US Bank LOC, 0.07% 2035[1]	790	790
Total short-term securities (cost: $147,527,000)		147,542
Total investment securities (cost: $772,496,000)		782,625
Other assets less liabilities		4,096
Net assets		$786,721
[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuation may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At October 31, 2013, all of the fund’s investment securities were classified as Level 2.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 11,111
Gross unrealized depreciation on investment securities	(981)
Net unrealized appreciation on investment securities	10,130
Cost of investment securities for federal income tax purposes	772,495

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

TECP = Tax-Exempt Commercial Paper

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-039-1213O-S37754

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND

By /s/ Brenda S. Ellerin
Brenda S. Ellerin, President and Principal Executive Officer

Date: December 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Brenda S. Ellerin
Brenda S. Ellerin, President and Principal Executive Officer

Date: December 27, 2013

By /s/ Dori Laskin
Dori Laskin, Treasurer and Principal Financial Officer

Date: December 27, 2013